Discontinued Operations (Details) - Schedule of Operations of the Discontinued Group - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operations of the Discontinued Group [Abstract]
Revenue		$ 2,596,205	$ 214,346	$ 5,301,966	$ 9,453,309	$ 3,057,877
Cost of revenue		660,717	10,119	1,341,379	2,418,322	685,603
Gross profit		1,935,488	204,227	3,960,587	7,034,987	2,372,274
Product development		486,056	117,500	875,670
Sales and marketing		1,206,228	171,753	2,391,207	4,166,545	1,399,908
General and administrative		65,019	4,032	713,120	472,479	248,578
Depreciation and amortization		540,272	24,507	1,052,219	2,212,438	560,599
Impairment of long-lived assets		9,006,222		9,037,642	22,811,310	29,196
Other expense (income), net		(303,930)	1,833	(303,930)
Loss from discontinued operations before income taxes		(9,064,379)	(115,398)	(9,805,341)	(20,419,255)	(246,744)
Income tax benefit					(12,919)	(1,500)
Loss from discontinued operations, net of tax		(9,064,379)	(115,398)	(9,805,341)
Gain on sale of discontinued operations, net of tax			212,601
Net gain (loss) from discontinued operations, net of tax		$ (9,064,379)	$ 97,203	$ (9,805,341)	$ (20,432,174)	$ (248,244)